Income Taxes (Schedule Of Current And Deferred Income Tax Expense (Benefit)) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current:
Domestic	¥ 156,764	¥ 52,982	¥ 36,993
Foreign	79,313	70,292	53,659
Current income tax expense (benefit), Total	236,077	123,274	90,652
Deferred:
Domestic	171,889	293,450	304,054
Foreign	21,225	16,901	18,399
Deferred income tax expense (benefit), Total	193,114	310,351	322,453
Income tax expense (benefit)	429,191	433,625	413,105
Income tax expense (benefit) reported in equity relating to:
Investment securities	116,997	(185,069)	344,757
Derivatives qualifying for cash flow hedges	235	(2,250)	(3,295)
Pension liability adjustments	(66,573)	(69,139)	157,720
Foreign currency translation adjustments	13,230	(2,032)	1,085
Income tax expense (benefit) reported in equity, Total	63,889	(258,490)	500,267
Income tax expense (benefit)	¥ 493,080	¥ 175,135	¥ 913,372